RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Key management personnel compensation	$ 1,829,205	$ 1,695,328	$ 1,827,702
Key management personnel compensation, termination benefits			$ 247,660
Accounts payable and accrued liabilities	749,865	577,265
Non-Executive Chairman [Member]
Statement [Line Items]
Key management personnel compensation	5,000
Key management personnel [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	7,177	5,913
Other related parties [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	$ 23,568	$ 17,559